Consolidated Statements of Operations (USD $) In Thousands, except Per Share data	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Revenue	$ 518,535	$ 455,730	$ 1,024,543	$ 920,749	$ 1,822,168	$ 1,707,007	$ 1,656,729
Cost of sales, including cost of warehousing, distribution and occupancy	327,618	292,118	649,779	591,238	1,179,886	1,116,437	1,082,630
Gross profit	190,917	163,612	374,764	329,511	642,282	590,570	574,099
Compensation and related benefits	75,363	67,641	146,636	135,474	273,797	263,046	249,793
Advertising and promotion	13,391	14,122	27,598	29,576	51,707	50,034	55,060
Other selling, general and administrative	29,418	25,458	57,901	50,963	100,687	96,619	98,903
Foreign currency loss (gain)	48	19	(119)	(57)	(296)	(155)	733
Transaction related costs			12,362		3,981
Operating income	72,697	56,372	130,386	113,555	212,406	181,026	169,610
Interest expense, net (Note 5)	15,723	16,274	54,099	32,886	65,376	69,940	83,000
Income before income taxes	56,974	40,098	76,287	80,669	147,030	111,086	86,610
Income tax expense (Note 10)	20,970	14,687	30,360	29,597	50,463	41,562	31,952
Net income	36,004	25,411	45,927	51,072	96,567	69,524	54,658
Income per share - Basic and Diluted:
Net income	36,004	25,411	45,927	51,072	96,567	69,524	54,658
Preferred stock dividends	(494)	(5,086)	(4,726)	(10,048)	(20,606)	(18,667)	(16,861)
Net income available to common shareholders	$ 35,510	$ 20,325	$ 41,201	$ 41,024	$ 75,961	$ 50,857	$ 37,797
Earnings per share:
Basic (in dollars per share)	$ 0.35	$ 0.23	$ 0.43	$ 0.47	$ 0.87	$ 0.58	$ 0.43
Diluted (in dollars per share)	$ 0.34	$ 0.23	$ 0.42	$ 0.46	$ 0.85	$ 0.58	$ 0.43
Weighted average common shares outstanding:
Basic (in shares)	102,723	87,353	95,088	87,347	87,339	87,421	87,761
Diluted (in shares)	105,908	88,223	97,972	88,452	88,917	87,859	87,787